Amounts Receivable and Other Assets - Schedule of Amounts Receivable and Other Assets (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Trade and other receivables [abstract]
Sales tax refundable	$ 7,304	$ 43,019
Contributions receivable (note 6(a) and 6(b))	300,291
Prepaid insurance		42,555
Total	$ 307,595	$ 85,574